SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Millions	Aug. 23, 2023 USD ($) $ / shares shares	Aug. 18, 2023 USD ($) shares	Feb. 13, 2023 USD ($) shares	Nov. 17, 2023 USD ($)	Oct. 31, 2023 USD ($) $ / shares	Oct. 01, 2023 USD ($)	Mar. 28, 2023 USD ($)	Mar. 28, 2023 HKD ($)	Mar. 20, 2023 USD ($)	Mar. 20, 2023 HKD ($)	Feb. 21, 2023 USD ($)	Dec. 31, 2022 $ / shares
Subsequent Event [Line Items]
Deposited to trust account	$ 1,740,000
Price per public share | $ / shares												$ 10.00
Trust Account [Member]
Subsequent Event [Line Items]
Deposited to trust account	$ 160,000
Price per public share | $ / shares	$ 0.04
Subsequent Event [Member] | Seamless Group Inc [Member]
Subsequent Event [Line Items]
Loan due and payable							$ 300,000	$ 2.5	$ 600,000	$ 4.7
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Deposited to trust account				$ 640,000	$ 160,000	$ 320,000
Price per public share | $ / shares					$ 0.04
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Deposited to trust account											$ 290,000
Common Class A [Member]
Subsequent Event [Line Items]
Redeem shares issued | shares		2,176,003	10,415,452
Redeem shares issued, amount		$ 23,800,000	$ 109,310,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Redeem shares issued | shares	10,415,452
Redemption price | $ / shares	$ 10.49
Redeem shares issued, amount	$ 109,310,000
Common Class A [Member] | Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Deposited to trust account	$ 100,590,000